RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Expenses
Remuneration paid as consultancy fees	$ 602	$ 443	$ 1,019	$ 1,005
Share-based payments	972	470	1,555	971
Salaries and wages	459	269	838	681
Other expenses	0	4	0	8
Expenses	$ 2,033	$ 1,186	$ 3,412	$ 2,665